ING  VARIABLE  ANNUITIES
GOLDEN AMERICAN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                        PROFILE AND PROSPECTUS SUPPLEMENT

                                   MAY 1, 2001

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2001
                                       FOR
            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                    (THE "GOLDENSELECT ES II(R) PROSPECTUS")
                ISSUED BY GOLDEN AMERICAN LIFE INSURANCE COMPANY
                     FOR USE ONLY IN THE STATE OF WASHINGTON

                                        ----------

                    The following information supplements and
                    replaces certain information contained in
                  the Profile and Prospectus dated May 1, 2001
          for Deferred Combination Variable and Fixed Annuity Contracts
                              (the "Prospectus").
     The capitalized terms used in this supplement have the same meaning as those in the Prospectus. You should keep this supplement with your
                             Profile and Prospectus.


GOLDENSELECT ES II contracts issued for delivery in the State of Washington will have a "5.5% Enhanced Death Benefit" and a "Max 5.5 Enhanced Death Benefit." The "7% Solution Enhanced Death Benefit" and the "Max 7 Enhanced Death Benefit" referred to in the Profile and Prospectus are not available and not offered in the State of Washington. The "5.5% Enhanced Death Benefit" and a "Max 5.5 Enhanced Death Benefit" described as follows for the contracts issued after May 1, 2001 (corresponding to the Yr-2001 contract category described in the prospectus) supplements the information in the Profile and Prospectus and is made part of those documents. The only contracts issued in the state of Washington with either the 5.5% Solution Enhanced Death Benefit or the Max 5.5 Enhanced Death Benefit are Yr-2001 contracts.

PROFILE

The following is a description of the death benefit options for contract owners in Yr-2001. If you are a Pre-2001 contract owner, this supplement does not apply to your contract. If you are unsure of which category applies to you, please call our Customer Service Center.

5.       EXPENSES

The Contract has insurance features and investment features, and there are charges related to each. For the insurance features, the Company deducts a mortality and expense risk charge, an asset-based administrative charge and an annual contract administrative charge of $30. We deduct the mortality and expense risk charge and the asset-based administrative charges daily directly from your contract value in the investment portfolios. The mortality and expense risk charge (depending on the death benefit you choose) and the asset-based administrative charge, on an annual basis, are as follows:

ESII-109980

                                              5.5% Solution        Max 5.5
                                              -------------        -------
         Mortality & Expense Risk Charge          1.40%             1.55%
         Asset-Based Administrative Charge        0.15%             0.15%
                                                  -----             -----
                  Total                           1.55%             1.70%

The example table in the Profile is designed to help you understand contract charges. The examples of expenses illustrated in the Profile are the maximum expected expenses associated with a contract which would occur with the assumptions listed. Using the $30 administration charge and the expenses listed above, and if all other assumptions are the same, the fees associated with the Max 5.5 Enhanced Death Benefit Option would not exceed those shown in the table.

9.  DEATH BENEFIT

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Deferred Ratchet Enhanced Death Benefit, (iii) the Annual Ratchet Enhanced Death Benefit, (iv) the 5.5% Solution Enhanced Death Benefit or
(v) the Max 5.5 Enhanced Death Benefit. The Annual Ratchet Enhanced Death Benefit, the 5.5% Solution Enhanced Death Benefit, and the Max 5.5 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Deferred Ratchet, Annual Ratchet, 5.5% Solution, and Max 5.5 Enhanced Death Benefits may not be available where a Contract is held by joint owners. The 5.5% SOLUTION ENHANCED DEATH BENEFIT, equals the GREATER of:

        1)   the Standard Death Benefit; and

        2) the sum of the contract value allocated to Special Funds and the 5.5% Solution Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds, less any credits added within 1 year prior to death as further described in the prospectus.

The MAX 5.5 ENHANCED DEATH BENEFIT equals the GREATER of the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this benefit option, the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit as described in the prospectus are calculated in the same manner as if each were the elected benefit.

PROSPECTUS

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                                FEES AND EXPENSES
--------------------------------------------------------------------------------

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

         Administrative Charge                                $30

SEPARATE ACCOUNT ANNUAL CHARGES****

                                             5.5% Solution        Max 5.5
                                             -------------        -------
         Mortality & Expense Risk Charge         1.40%             1.55%
         Asset-Based Administrative Charge       0.15%             0.15%
                                                 -----             -----
                  Total                          1.55%             1.70%

     **** As a percentage of average daily assets in each subaccount. The
          Separate Account Annual Charges are deducted daily.

ESII-109980                      2

EXAMPLES

The examples of expenses shown in the Prospectus are the maximum expected expenses associated with a contract which would occur based on the election of the Max 7 Enhanced Death Benefit Option (which is not available in your state) using the assumptions listed in the prospectus. Using the $30 administration charge and the lower separate account annual charge, and if all other assumptions are the same the expenses associated with an election of the 5.5% Solution Enhanced Death Benefit Option or the Max 5.5 Enhanced Death Benefit Option would not exceed those shown in the example tables in the prospectus.

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                              DEATH BENEFIT CHOICES
--------------------------------------------------------------------------------

You may choose one of the following Death Benefits: (a) the Standard Death Benefit, (b) the Deferred Ratchet Enhanced Death Benefit, (c) the 7% Solution Enhanced Death Benefit, (d) the Annual Ratchet Enhanced Death Benefit or (e) the Max 7 Enhanced Death Benefit. The 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Deferred Ratchet, 7% Solution, Annual Ratchet and Max 7 Enhanced Death Benefits may not be available where a Contract is held by joint owners. The 5.5% SOLUTION ENHANCED DEATH BENEFIT, equals the GREATER of:

          1)   the Standard Death Benefit; and

          2) the sum of the contract value allocated to Special Funds and the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The 5.5% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals premiums, adjusted for withdrawals and transfers, accumulated at 5.5% until the earlier of attainment of age 80 and thereafter at 0%.

Withdrawals of up to 5.5% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 5.5% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro rata adjustment to the 5.5% Solution Minimum Guaranteed Death Benefit is made. The amount of the pro rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal. Please see Appendix D to the prospectus for examples of the pro rata withdrawal adjustment (based on the 7% Solution which is not available in your state) for withdrawals other than special withdrawals. Transfers from Special to Non-Special Funds will reduce the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds and for Non-Special Funds on a pro rata basis. The resulting increase in the 5.5% Solution Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the 5.5% Solution Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds and for Special Funds on a pro rata basis. The resulting increase in the 5.5% Solution Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the 5.5% Solution Minimum Guaranteed Death Benefit for the Non-Special Funds.

ESII-109980                      3

The MAX 5.5 ENHANCED DEATH BENEFIT equals the greater of the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit as described in the prospectus. Under this death benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

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                                CHARGES AND FEES
--------------------------------------------------------------------------------


ADMINISTRATIVE CHARGE

The administrative charge deducted from your contract value, if applicable, is $30 per contract year.

CHARGES DEDUCTED FROM THE SUBACCOUNTS

     MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense risk charge depends on the death benefit you have elected and on the Category of contract owner to which you belong. The charge is deducted on each business day based on the assets you have in each subaccount. The charge for each death benefit option, on an annual basis for Yr-2001 contract owners, is equal to 1.25% for the Standard Death Benefit, 1.30% for the Deferred Ratchet Enhanced Death Benefit, 1.50% for the Annual Ratchet Enhanced Death Benefit, 1.40% for the 5.5% Solution Enhanced Death Benefit or 1.55% for the Max 5.5 Enhanced Death Benefit, of the assets you have in each subaccount. The charge is deducted each business day at the rate of .003446% (Standard), .003585% (Deferred Ratchet), .004141% (Annual Ratchet), .003863% (5.5% Solution), or .004280% (Max 5.5), respectively, for each day since the previous business day. In the event there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

This supplement should be retained with your GOLDENSELECT ES II(R) Prospectus.

ING  VARIABLE  ANNUITIES
GOLDEN AMERICAN LIFE INSURANCE COMPANY

Golden American Life Insurance Company is a stock company domiciled in Delaware.

109980                                                                  05/01/01


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